Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/22 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.91% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.6%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,609,646
4.00%, 10/1/38	A+/F	4,270,000	4,184,488
4.00%, 10/1/36	A+/F	2,455,000	2,451,794
4.00%, 10/1/34	A+/F	2,110,000	2,114,393

			10,360,321
California (100.3%)
ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastructure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	415,000	453,681
5.00%, 9/2/33	AA	740,000	809,454
5.00%, 9/2/32	AA	350,000	384,102
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,013,666
5.00%, 4/1/32	AA-	3,000,000	3,052,323
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	472,435
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa2	2,000,000	2,138,603
4.00%, 8/1/46	Aa2	1,750,000	1,688,180
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds
Ser. A, 5.00%, 10/1/50	AA-	1,400,000	1,474,450
Ser. C, 5.00%, 10/1/45	AA-	2,730,000	2,881,752
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	3,537,782
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.65%, 4/1/53	VMIG 1	12,710,000	12,710,000
Bay Area Wtr. Supply & Conservation Agcy. Rev. Bonds
5.00%, 10/1/34(WIS)	Aa3	2,000,000	2,240,486
5.00%, 10/1/32(WIS)	Aa3	2,000,000	2,248,586
5.00%, 10/1/30(WIS)	Aa3	1,500,000	1,669,241
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (12/1/27), (Clean Energy), Ser. A, 4.00%, 10/1/52	A2	11,600,000	11,831,882
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(The Arbors), Ser. A, 5.00%, 8/1/50	BB-/P	4,500,000	4,125,892
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	1,100,000	944,144
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,500,000	2,145,781
(Fountains at Emerald Park), 3.00%, 8/1/56	BBB/P	7,775,000	5,669,172
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	4,803,983	4,751,746
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	4,050,404	3,782,388
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	6,968,192
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	305,586
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	3,533,754
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	268,721
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	473,323
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	162,026
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	833,057
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	275,981
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 0.52%, 8/1/52	VMIG 1	10,500,000	10,500,000
CA School Fac. Fin. Auth. Rev. Bonds, (Kipp SoCal Pub. Schools), Ser. A
5.00%, 7/1/54	BBB	3,150,000	3,222,804
5.00%, 7/1/39	BBB	1,000,000	1,043,806
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB-	7,120,000	7,171,273
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,592,297
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	5,331,974
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,522,161
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB-	1,750,000	1,769,401
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,029,994
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,280,866
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,895,920
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,489,097
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/55	BBB	1,075,000	928,636
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/50	BBB	1,140,000	1,009,162
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/48	BBB-	675,000	572,982
(Kipp SoCal Pub. Schools Oblig. Group), Ser. A, 4.00%, 7/1/40	BBB	800,000	749,241
(Granada Hills Charter High School Oblig. Group), 4.00%, 7/1/38	BBB-	465,000	422,803
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,076,926
CA State G.O. Bonds
5.00%, 3/1/35	Aa2	6,590,000	7,486,044
3.00%, 12/1/46	Aa2	1,750,000	1,400,465
3.00%, 12/1/43	Aa2	500,000	409,147
CA State Charter School Fin. Auth. 144A Rev. Bonds
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/59	BBB	4,165,000	4,279,046
(Summit Pub. Schools), 5.00%, 6/1/53	Baa3	2,350,000	2,368,249
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/50	BBB-	3,000,000	3,018,122
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/50	BBB	1,200,000	1,238,280
(Summit Pub. Schools), 5.00%, 6/1/47	Baa3	1,000,000	1,011,715
(Aspire Public Schools), 5.00%, 8/1/42	BBB	1,000,000	1,040,383
(Classical Academy Oblig. Group), Ser. A, 5.00%, 10/1/40	BBB-	215,000	218,798
(Aspire Pub. Schools Oblig. Group), Ser. A, 5.00%, 8/1/40	BBB	1,000,000	1,044,144
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/61	BB/P	1,175,000	900,467
(Vista Charter Pub. Schools Oblig. Group), Ser. A, 4.00%, 6/1/61	BB	3,000,000	2,280,798
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/51	BB/P	650,000	523,799
(Santa Clarita Valley Intl. Charter School), Ser. A, 4.00%, 6/1/41	BB/P	500,000	430,970
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BB	500,000	487,600
5.00%, 5/1/37	BB	1,000,000	972,390
5.00%, 5/1/34	BB	800,000	786,635
5.00%, 5/1/33	BB	600,000	591,094
5.00%, 5/1/31	BB	825,000	820,874
CA State Dept. of Veterans Affairs Home Purchase Rev. Bonds, Ser. A, 4.00%, 12/1/49	AA	3,200,000	3,246,754
CA State Edl. Fac. Auth. Rev. Bonds
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	443,560
(Pepperdine U.), 5.00%, 9/1/45 (Prerefunded 9/1/25)	Aa3	1,000,000	1,088,477
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	624,669
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa1	425,000	442,198
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	525,640
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa1	1,000,000	1,029,699
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	292,621
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/57	Baa3	400,000	399,714
5.00%, 8/1/50	Baa3	500,000	503,282
5.00%, 8/1/40	Baa3	400,000	408,239
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(City of Hope Oblig. Group), 5.00%, 11/15/49	A+	5,000,000	5,097,252
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	6,274,789
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,110,790
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	1,929,684
(Cedars-Sinai Med. Ctr.), Ser. A, 4.00%, 8/15/48	Aa3	10,000,000	9,776,319
(City of Hope Oblig. Group), 4.00%, 11/15/45	A+	11,000,000	10,363,269
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	A1	3,000,000	2,971,237
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	A1	1,000,000	1,000,541
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (2/1/26), (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,299,419
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	633,591
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/34	A	445,000	485,077
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/33	A	820,000	895,839
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/32	A	780,000	854,860
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/31	A	745,000	819,595
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/26	A	230,000	249,726
(Performing Arts Center of Los Angeles Cnty.), 5.00%, 12/1/23	A	250,000	260,120
(Los Angeles Cnty. Museum of Natural History Foundation), 4.00%, 7/1/50	A2	7,125,000	6,840,552
(CA Science Ctr. Foundation), 4.00%, 5/1/46	A3	1,250,000	1,202,449
Ser. B, 4.00%, 11/1/39	A	1,360,000	1,302,694
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/37	A	505,000	505,827
Ser. B, 4.00%, 11/1/37	A	1,720,000	1,666,869
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/36	A	515,000	518,381
(Performing Arts Center of Los Angeles Cnty.), 4.00%, 12/1/35	A	855,000	865,407
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	1,740,000	1,590,210
(WFCS Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,050,000	2,794,498
(WFCS Holdings, LLC), 4.125%, 1/1/35	BB-/P	500,000	444,301
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	A-	600,000	623,748
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	A-	1,000,000	1,022,159
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	A-	685,000	714,925
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	2,868,518
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,089,154
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,163,599
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	3,695,000	3,817,065
(CHF-Riverside I, LLC), 5.00%, 5/15/40	Baa3	2,000,000	2,077,089
(Master's U. (The)), 5.00%, 8/1/39	BB+	3,390,000	3,442,318
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,202,728
(Master's U. (The)), 5.00%, 8/1/34	BB+	1,385,000	1,420,598
(Congregational Homes, Inc.), 4.00%, 11/15/56	BBB-/F	750,000	601,483
(Congregational Homes, Inc.), 4.00%, 11/15/52	BBB-/F	750,000	618,253
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/46	AA	1,375,000	1,306,813
(U. of the Pacific), 4.00%, 11/1/44	A2	1,180,000	1,103,333
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	4,759,726
(Congregational Homes, Inc.), 4.00%, 11/15/42	BBB-/F	295,000	256,546
(U. of the Pacific), 4.00%, 11/1/42	A2	1,600,000	1,513,313
(U. of the Pacific), 4.00%, 11/1/40	A2	600,000	578,859
(U. of the Pacific), 4.00%, 11/1/39	A2	585,000	567,283
(U. of the Pacific), 4.00%, 11/1/38	A2	900,000	882,961
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/38	A-/F	3,790,000	3,727,280
(CHF-Davis II, LLC), BAM, 4.00%, 5/15/38	AA	1,300,000	1,283,320
(U. of the Pacific), 4.00%, 11/1/37	A2	400,000	392,941
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/37	A-/F	2,820,000	2,789,251
(U. of the Pacific), 4.00%, 11/1/36	A2	860,000	845,731
(Orchard Park Student Hsg.), BAM, 4.00%, 5/15/35	AA	1,295,000	1,293,049
(United Airlines, Inc.), 4.00%, 7/15/29	B+	5,000,000	4,720,870
(CHF-Davis II, LLC), BAM, 3.00%, 5/15/51	AA	2,000,000	1,540,216
(CA Inst. of the Arts), 3.00%, 10/1/41	Baa1	960,000	767,866
CA State Muni. Fin. Auth. Special Tax
(BOLD Program), Ser. A, 4.00%, 9/1/51	BB-/P	1,500,000	1,286,264
Ser. B, 4.00%, 9/1/50	BB-/P	1,525,000	1,324,339
(BOLD Program), Ser. A, 4.00%, 9/1/46	BB-/P	1,090,000	951,255
Ser. B, 4.00%, 9/1/43	BB-/P	1,070,000	965,507
(BOLD Program), Ser. A, 4.00%, 9/1/41	BB-/P	660,000	596,313
Ser. B, 4.00%, 9/1/35	BB-/P	660,000	630,313
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	2,300,000	2,193,934
5.00%, 6/1/38	Ba1	1,680,000	1,670,811
5.00%, 6/1/28	Ba1	415,000	421,456
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,522,672
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	5,300,000	5,427,450
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,285,280
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,477,065
2.50%, 7/1/31	A-	1,125,000	1,114,679
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	4,499,900
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,019,018
5.00%, 1/1/43	BBB+	7,195,000	7,315,081
CA State Tobacco Securitization Agcy. Rev. Bonds
(Merced Cnty. Tobacco Funding Corp.), 5.00%, 6/1/50	BBB-/P	935,000	945,189
Ser. B-1, 5.00%, 6/1/49	BBB-	785,000	802,447
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/49	BBB-	405,000	414,469
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,027,722
(Gold Country Settlement Funding Corp.), Ser. B-1, 4.00%, 6/1/49	BBB-	185,000	183,613
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/42	BBB+	100,000	94,657
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/41	A-	100,000	95,171
Ser. A, 4.00%, 6/1/40	A-	400,000	382,364
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/40	A-	200,000	191,182
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/40	A-	325,000	310,671
Ser. A, 4.00%, 6/1/39	A-	300,000	288,428
Ser. A, 4.00%, 6/1/38	A-	275,000	266,021
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/38	A-	250,000	241,837
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/38	A-	800,000	773,880
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/37	A-	100,000	97,382
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/36	A-	225,000	220,485
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/36	A-	610,000	597,760
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/35	A-	100,000	98,471
(Sonoma Cnty. Securitization Corp.), 4.00%, 6/1/35	A-	350,000	344,650
(Merced Cnty. Tobacco Funding Corp.), 4.00%, 6/1/34	A-	200,000	197,738
(Sonoma Cnty. Securitization Corp.), zero %, 6/1/55	BB/P	7,295,000	1,373,294
CA State U. Mandatory Put Bonds (11/1/26), Ser. B-2, 0.55%, 11/1/49	Aa2	1,500,000	1,313,096
CA State U. Rev. Bonds, Ser. A, 5.00%, 11/1/51	Aa2	5,740,000	6,181,405
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B, 4.00%, 3/1/38	Aa3	450,000	447,362
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,062,032
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,627,474
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	2,921,260
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,691,722
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	330,355
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22 (Escrowed to maturity)	BB/P	595,000	600,324
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	1,923,896
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,500,156
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	BBB	2,500,000	2,236,762
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	963,911
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	847,855
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	793,410
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	620,769
(Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	9,000,000	6,650,469
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	1,435,000	1,435,000
CA Statewide Cmnty. Dev. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2020-02)
4.00%, 9/1/51	BB+/P	1,170,000	994,553
4.00%, 9/1/41	BB+/P	500,000	450,394
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,447,446
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,592,193
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	484,422
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	385,112
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	754,521
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	710,000	638,723
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28	BB/P	1,650,000	1,794,103
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,063,512
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	553,375
zero %, 8/1/39	AA	1,075,000	491,025
zero %, 8/1/38	AA	1,000,000	484,337
zero %, 8/1/36	AA	545,000	294,214
zero %, 8/1/34	AA	715,000	440,604
zero %, 8/1/33	AA	250,000	161,817
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,094,630
4.00%, 9/1/45	BB/P	500,000	447,733
3.00%, 9/1/25	BB/P	345,000	339,704
3.00%, 9/1/24	BB/P	335,000	332,456
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	763,326
5.50%, 9/1/29	AA-	2,165,000	2,236,891
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	3,500,000	2,839,726
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, (Sr. Lien), Ser. A, 5.00%, 9/1/28 (Prerefunded 9/1/23)	AA-	275,000	285,421
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	11,915,000	12,586,283
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	3,350,000	2,419,244
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	1,250,000	944,677
(Anaheim), 4.00%, 8/1/56	BB/P	2,500,000	2,054,187
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	2,775,000	2,008,861
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	9,110,000	6,596,194
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	4,800,000	3,464,052
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	2,300,000	1,998,948
Dixon, Special Tax, (Cmnty. Fac. Dist. No. 2019-1 Homestead)
4.00%, 9/1/45	BB-/P	1,000,000	899,366
4.00%, 9/1/40	BB-/P	400,000	371,634
4.00%, 9/1/36	BB-/P	175,000	167,516
4.00%, 9/1/33	BB-/P	425,000	413,397
Dublin, Special Tax, (Cmnty. Fac. Dist. No. 2015-1)
4.00%, 9/1/51	BB/P	865,000	736,573
4.00%, 9/1/45	BB/P	850,000	745,610
East Bay Muni. Util. Dist. Waste Wtr. Syst. Rev. Bonds, (Green Bonds), Ser. A, 5.00%, 6/1/45	AAA	1,130,000	1,285,147
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	2,920,274
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	524,193
Fairfield Cmnty., Fac. Special Tax, (Dist. No. 2016-1), 4.00%, 9/1/52	BB/P	2,500,000	2,186,731
Fairfield Cmnty., Fac. Dist. Special Tax Bonds, (Impt. Area B), Ser. A
5.00%, 9/1/49	BB/P	1,600,000	1,655,077
5.00%, 9/1/44	BB/P	1,000,000	1,039,631
5.00%, 9/1/39	BB/P	500,000	524,841
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	965,000	832,340
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa2	1,505,000	1,374,225
Folsom Ranch, Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 19), 5.00%, 9/1/49	BB-/P	1,000,000	1,034,423
Fontana, Special Tax, (Cmnty. Fac. Dist. No. 85)
4.00%, 9/1/50	BB+/P	900,000	778,858
4.00%, 9/1/45	BB+/P	750,000	664,343
4.00%, 9/1/40	BB+/P	625,000	568,415
4.00%, 9/1/36	BB+/P	550,000	521,684
4.00%, 9/1/32	BB+/P	240,000	233,431
Foothill-Eastern Trans. Corridor Agcy. Rev. Bonds, (Senior Lien), Ser. A, 4.00%, 1/15/46	A	3,250,000	2,999,912
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A	8,000,000	8,496,799
Franklin-McKinley, School Dist. G.O. Bonds
(Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	3,014,454
(Franklin-Mckinley School Dist.), Ser. A, 4.00%, 8/1/49	Aa3	2,300,000	2,210,708
Gilroy Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/44	Aa3	1,500,000	1,459,467
4.00%, 8/1/40	Aa3	350,000	346,922
4.00%, 8/1/39	Aa3	350,000	349,203
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,922,038
zero %, 8/1/36	Aa2	4,750,000	2,746,826
zero %, 8/1/35	Aa2	1,000,000	606,808
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	3,500,000	3,417,825
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,874,315	2,836,172
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM, 5.25%, 11/1/42(FWC)	A+	4,000,000	4,406,598
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	269,133
5.00%, 5/1/34	AA	500,000	544,502
Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A	4,925,000	5,088,221
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,017,540
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,391,575
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, (Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,005,125
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	205,390
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,026,951
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	413,024
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,032,560
BAM, 5.00%, 9/1/38	AA	2,500,000	2,629,195
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	633,251
5.00%, 9/1/32	A+	2,475,000	2,613,766
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,547,396
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,129,144
5.00%, 9/1/31	BB+/P	1,045,000	1,070,136
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,020,250
Long Beach, Arpt. Syst. Rev. Bonds
Ser. B, AGM, 5.00%, 6/1/40	AA	940,000	1,034,887
Ser. A, AGM, 5.00%, 6/1/39	AA	500,000	551,805
Ser. B, AGM, 5.00%, 6/1/39	AA	500,000	551,805
Ser. A, AGM, 5.00%, 6/1/38	AA	1,010,000	1,117,097
Ser. A, AGM, 5.00%, 6/1/37	AA	585,000	648,777
Ser. B, AGM, 5.00%, 6/1/37	AA	400,000	443,608
Ser. A, AGM, 5.00%, 6/1/36	AA	570,000	633,902
Ser. A, AGM, 5.00%, 6/1/33	AA	500,000	563,640
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	5,490,149
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	946,491
zero %, 8/1/33	Aa2	625,000	413,428
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,112,627
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,316,509
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	541,637
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,052,466
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,122,765
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. F, 5.00%, 5/15/44(T)	Aa3	10,000,000	10,533,900
5.00%, 5/15/34	Aa3	1,000,000	1,148,051
5.00%, 5/15/33	Aa3	1,000,000	1,160,534
5.00%, 5/15/32	Aa3	750,000	874,219
(Los Angeles Intl. Arpt.), Ser. F, 4.00%, 5/15/49(T)	Aa3	8,000,000	7,543,600
4.00%, 5/15/35	Aa3	765,000	782,220
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. B, 5.00%, 7/1/48	Aa2	1,500,000	1,647,737
Ser. C, 5.00%, 7/1/43	Aa2	8,150,000	9,156,524
Ser. C, 5.00%, 7/1/41	Aa2	2,325,000	2,621,480
Ser. B, 5.00%, 7/1/40	Aa2	5,000,000	5,585,562
Ser. C, 5.00%, 7/1/40	Aa2	1,500,000	1,694,681
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,162,939
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	7,417,376
Ser. A, 6.125%, 11/1/29	BBB+	985,000	1,099,529
Ser. B, 6.125%, 11/1/29	BBB+	2,470,000	2,757,349
Menifee, Union School Dist. Cmnty. Fac. Special Tax, (Dist. No. 2011-1)
4.00%, 9/1/51	BB+/P	1,815,000	1,568,681
4.00%, 9/1/36	BB+/P	500,000	479,126
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,687,197
Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	2,933,636
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B
4.00%, 8/1/34	Aa3	2,745,000	2,863,692
4.00%, 8/1/33	Aa3	2,590,000	2,739,943
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	Aa2	2,000,000	1,449,882
Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26 (Prerefunded 9/1/22)	A+	1,000,000	1,005,829
Napa Valley, Cmnty. College Dist. G.O. Bonds
4.00%, 8/1/34	Aa3	1,500,000	1,527,938
4.00%, 8/1/33	Aa3	2,500,000	2,562,069
Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM, 5.00%, 9/1/33	AA	660,000	721,921
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,537,811
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A2	13,000,000	13,220,835
Ontario, Special Tax, (Cmnty. Fac. Dist. No. 53)
4.00%, 9/1/51	BB+/P	1,170,000	1,014,487
4.00%, 9/1/42	BB+/P	600,000	543,597
4.00%, 9/1/36	BB+/P	500,000	476,082
Ontario, Intl. Arpt. Auth. Rev. Bonds, Ser. A, AGM, 4.00%, 5/15/41	AA	750,000	740,647
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,787,446
5.00%, 8/15/32	A+	1,000,000	1,021,475
Pacifica, School Dist. G.O. Bonds, 4.00%, 8/1/50	Aa3	2,750,000	2,639,983
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds, NATL, 5.25%, 9/1/30	AA-	1,295,000	1,424,615
Poway Unified School Dist. Cmnty. Fac. Dist. No. 15 Special Tax Bonds, BAM
5.25%, 9/1/52	AA	2,500,000	2,643,131
4.125%, 9/1/47	AA	1,250,000	1,185,447
4.00%, 9/1/42	AA	800,000	761,794
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32 (Prerefunded 9/1/22)	BBB-/P	1,250,000	1,257,286
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	431,810
Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	Baa2	505,000	505,208
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds
Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,114,405
Ser. P, 5.00%, 5/15/40	Aa3	21,125,000	23,469,931
River Islands Pub. Fin. Auth. Special Tax, (Cmnty. Fac. Dist. No. 2021-1), 4.00%, 9/1/41	BB-/P	1,000,000	884,924
River Islands Pub. Fin. Auth. Special Tax Bonds, (Cmnty. Fac. Dist. No. 2021-1), 4.00%, 9/1/51	BB-/P	650,000	526,312
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,209,162
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B, BAM
5.00%, 10/1/41	AA	1,990,000	2,119,035
5.00%, 10/1/37	AA	1,010,000	1,086,610
5.00%, 10/1/32	AA	290,000	315,159
5.00%, 10/1/29	AA	775,000	844,958
5.00%, 10/1/28	AA	235,000	256,389
5.00%, 10/1/26	AA	500,000	546,843
5.00%, 10/1/24	AA	445,000	470,376
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	500,000	511,397
5.00%, 9/1/39	BB+/P	500,000	512,744
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,602,333
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,226,258
Romoland, School Dist. Special Tax, Ser. A
4.00%, 9/1/50	BB+/P	2,360,000	2,060,241
4.00%, 9/1/45	BBB+/F	750,000	671,994
4.00%, 9/1/40	BB+/P	555,000	516,082
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,034,096
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,028,246
5.00%, 9/1/45	BB/P	400,000	413,117
5.00%, 9/1/39	BB/P	465,000	487,223
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/50	BB/P	1,775,000	1,533,508
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/50	BB-/P	450,000	393,755
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/45	BB-/P	1,000,000	891,590
(Fiddyment Ranch Cmnty. Fac. Dist. No. 5), 4.00%, 9/1/41	BB/P	700,000	634,799
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/40	BB-/P	575,000	530,214
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/35	BB-/P	350,000	336,701
(Ranch at Sierra Vista Cmnty. Fac. Dist. No. 1), 4.00%, 9/1/33	BB-/P	250,000	243,175
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,281,931
5.00%, 9/1/33	BBB-/P	1,000,000	1,029,906
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	650,000	565,459
4.00%, 9/1/41	BB/P	1,000,000	914,500
Sacramento, City Unified School Dist. G.O. Bonds, Ser. G, AGM
4.00%, 8/1/49	AA	3,000,000	2,927,154
4.00%, 8/1/44	AA	1,000,000	978,428
4.00%, 8/1/41	AA	765,000	749,962
4.00%, 8/1/40	AA	890,000	878,806
4.00%, 8/1/39	AA	750,000	743,715
4.00%, 8/1/38	AA	800,000	796,172
4.00%, 8/1/37	AA	450,000	450,715
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A	10,000,000	9,671,335
Salinas, Union High School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/49	Aa2	3,600,000	3,460,238
San Bernardino Cnty., FRB, Ser. C, 1.292%, 8/1/23	AA+	5,000,000	4,973,663
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,554,106
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	975,000	985,644
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	6,645,000	7,461,791
San Diego Cnty., Special Tax Bonds, (Harmony Grove Village-Impt. Area No. 1), Ser. A
4.00%, 9/1/50	BB/P	875,000	759,564
4.00%, 9/1/45	BB/P	550,000	488,960
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds
Ser. A, 5.00%, 7/1/51	A2	5,000,000	5,259,876
Ser. B, 4.00%, 7/1/44	A	1,000,000	950,956
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,211,704
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	575,000	561,639
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	602,078
zero %, 7/1/33	Aa2	1,645,000	1,067,420
zero %, 7/1/32	Aa2	1,955,000	1,333,157
San Francisco City & Cnty., Special Tax, (Cmnty. Fac. Dist. No. 2016-1), Ser. 21, 4.00%, 9/1/41	BB-/P	850,000	774,829
San Francisco, Bay Area Rapid Transit Dist. G.O. Bonds, (Green Bonds), Ser. C-1, 3.00%, 8/1/37	Aaa	3,250,000	2,920,299
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. 20B, 4.00%, 5/1/40	A1	500,000	495,008
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 0.75%, 5/1/58	VMIG 1	2,505,000	2,505,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,140,894
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,825,446
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.25%, 6/1/46	AA+	1,250,000	1,392,103
5.00%, 6/1/40	AA+	600,000	660,840
San Jacinto, Unified School Dist. Fin. Auth. Special Tax
5.00%, 9/1/49	BB/P	2,650,000	2,742,865
5.00%, 9/1/44	BB/P	1,800,000	1,872,458
5.00%, 9/1/36	BB/P	600,000	635,878
San Joaquin, Regl. Rail Comm. COP
5.00%, 5/1/34	A2	550,000	624,520
5.00%, 5/1/33	A2	500,000	569,273
4.00%, 5/1/40	A2	390,000	377,455
4.00%, 5/1/39	A2	370,000	358,583
4.00%, 5/1/38	A2	460,000	456,220
4.00%, 5/1/37	A2	490,000	490,829
4.00%, 5/1/36	A2	350,000	352,857
4.00%, 5/1/35	A2	330,000	334,560
Santa Ana, Gas Tax Rev. Bonds
4.00%, 1/1/40	AA-	1,670,000	1,617,032
4.00%, 1/1/39	AA-	1,710,000	1,658,032
Santa Maria, G.O. Bonds, (Joint Union High School Dist. Election 2016)
3.00%, 8/1/42	Aa2	2,210,000	1,810,727
3.00%, 8/1/39	Aa2	1,385,000	1,176,965
3.00%, 8/1/37	Aa2	355,000	309,102
3.00%, 8/1/36	Aa2	250,000	221,896
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM, 5.00%, 8/1/31	AA	2,410,000	2,603,037
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,524,996
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,026,437
5.00%, 8/15/30	AA	1,130,000	1,159,301
Southern CA Pub. Pwr. Auth. Rev. Bonds, (Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A2	2,850,000	2,984,880
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds, (Delta Wtr. Supply), Ser. A, 6.125%, 10/1/35 (Prerefunded 10/1/23)	A	750,000	790,306
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,095,828
5.00%, 2/1/35	A	2,410,000	2,644,445
5.00%, 2/1/34	A	2,295,000	2,522,157
5.00%, 2/1/31	A	1,325,000	1,467,453
Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A3	2,330,000	2,483,387
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	12,495,000	12,175,629
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,179,460
U. of CA Rev. Bonds
Ser. AZ, 5.25%, 5/15/58	Aa2	9,110,000	9,837,876
Ser. S, 5.00%, 5/15/38(T)	AA-	10,650,000	12,085,620
Ser. S, 5.00%, 5/15/34	Aa3	4,000,000	4,665,732
U. of CA VRDN, Ser. AL-4, 0.48%, 5/15/48	VMIG 1	6,800,000	6,800,000
U. of CA Regents Med. Ctr. Rev. Bonds, Ser. L, 5.00%, 5/15/47(T)	AA-	10,000,000	10,489,500
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/40	Baa1	740,000	785,754
5.00%, 8/1/39	Baa1	425,000	452,736
5.00%, 8/1/36	Baa1	1,525,000	1,623,108
5.00%, 8/1/34	Baa1	1,060,000	1,135,726
5.00%, 8/1/33	Baa1	960,000	1,032,053
5.00%, 8/1/32	Baa1	1,000,000	1,079,370
5.00%, 8/1/31	Baa1	770,000	833,454
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,359,028

			874,431,465
Guam (0.4%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	855,000	881,187
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,584,022
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30 (Prerefunded 10/1/22)	AA	1,000,000	1,008,267

			3,473,476
Illinois (0.7%)
IL State G.O. Bonds
5.00%, 1/1/41	Baa1	1,770,000	1,802,274
5.00%, 11/1/38	Baa1	4,200,000	4,317,980

			6,120,254

Total municipal bonds and notes (cost $951,300,912)			$894,385,516

SHORT-TERM INVESTMENTS (0.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 1.36%(AFF)	Shares	5,950,039	$5,950,039
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(P)	Shares	140,000	140,000
U.S. Treasury Bills 1.169%, 7/14/22(SEG)		$400,000	399,846
U.S. Treasury Bills 1.132%, 8/4/22(SEG)		100,000	99,888
U.S. Treasury Bills 1.101%, 7/28/22(SEG)		500,000	499,596

Total short-term investments (cost $7,089,361)			$7,089,369
TOTAL INVESTMENTS

Total investments (cost $958,390,273)			$901,474,885

FUTURES CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Short)	52	$7,208,500	$7,208,500	Sep-22	$118,078
U.S. Treasury Bond Ultra 30 yr (Short)	68	10,495,375	10,495,375	Sep-22	258,035
U.S. Treasury Note Ultra 10 yr (Short)	24	3,057,000	3,057,000	Sep-22	51,352

Unrealized appreciation					427,465

Unrealized (depreciation)					—

Total					$427,465

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$11,100,000	$766,755	$—	7/5/22	—	0.88% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(766,755)
2,775,000	785,222	—	7/5/22	—	1.79% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	785,222
7,400,000	12,269	—	7/6/22	—	2.23% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(12,269)
1,850,000	149,719	—	7/6/22	—	2.80% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	149,719

Upfront premium received		—	Unrealized appreciation			934,941

Upfront premium (paid)		—	Unrealized (depreciation)			(779,024)

Total		$—			Total	$155,917

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2021 through June 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $871,754,607.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/22
	Short-term investments
	Putnam Short Term Investment Fund*	$28,379,838	$191,860,217	$214,290,016	$25,852	$5,950,039

	Total Short-term investments	$28,379,838	$191,860,217	$214,290,016	$25,852	$5,950,039
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $971,352.
(WIS)	When-issued security (Note 1).
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $66,314,247 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.91%, 1.79% and 2.29%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	17.5%
	Healthcare	17.5
	Land	14.2
	Local debt	11.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging and gaining exposure to interest rate and term structure risk.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $40,652,620 were held by the TOB trust and served as collateral for $25,488,516 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $57,125 for these investments based on an average interest rate of 0.71%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$894,385,516	$—
Short-term investments	140,000	6,949,369	—

Totals by level	$140,000	$901,334,885	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$427,465.00	$—	$—
Total return swap contracts	—	155,917	—

Totals by level	$427,465	$155,917	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	300
OTC total return swap contracts (notional)	$42,500,000
Centrally cleared total return swap contracts (notional)	$21,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com